Fees Summary	Mar. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 63,966,830
Previously Paid Amount	0.00
Total Fee Amount	8,833.82
Total Offset Amount	0.00
Net Fee	8,833.82
Narrative - Max Aggregate Offering Price	$ 63,966,830
Final Prospectus	true